As filed with the Securities and Exchange
Commission on March 18, 2014

1933 Act File No. 033-04559
1940 Act File No. 811-04630

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒
PRE-EFFECTIVE AMENDMENT NO.      ☐
POST-EFFECTIVE AMENDMENT NO. 65
and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ☒
AMENDMENT NO. 66
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK INVESTMENT TRUST III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
 (617) 663-2999

THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐  on (date) pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on (date) pursuant to paragraph (a)(1) of Rule 485
☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 18th day of March, 2014.

John Hancock Investment Trust III

By:   /s/ Andrew G. Arnott
Name: Andrew G. Arnott
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	March 18, 2014
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 18, 2014
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 18, 2014
Charles L. Bardelis

/s/ Craig Bromley*	Trustee	March 18, 2014
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 18, 2014
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 18, 2014
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 18, 2014
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 18, 2014
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	March 18, 2014
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 18, 2014
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 18, 2014
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 18, 2014
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 18, 2014
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	March 18, 2014
Warren A. Thomson

*By: Power of Attorney
By: /s/ Nicholas J. Kolokithas Nicholas J. Kolokithas		March 18, 2014
Attorney-in-Fact
*Pursuant to Power of Attorney filed with Post -Effective Amendment No. 64 to the Trust’s Registration Statement on February 26, 2014

Exhibit Index

EX-101.INS       XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL      XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase Document